UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 46.8%

	Aerospace & Defense – 0.8%

$100	Raytheon Company	6.750%	8/15/07	BBB+	$100,133
	Automobiles – 0.8%

100	DaimlerChrysler NA Holding Corporation	4.750%	1/15/08	Baa1	99,667
	Beverages – 0.8%

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	98,516
	Capital Markets – 0.8%

100	Goldman Sachs Group, Inc.	4.125%	1/15/08	AA–	99,387
	Chemicals – 0.9%

50	Equistar Chemicals LP	8.750%	2/15/09	BB–	52,000

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,000

29	PolyOne Corporation	10.625%	5/15/10	B+	30,523
104	Total Chemicals				107,523
	Commercial Banks – 2.4%

100	JP Morgan Chase & Company	4.000%	2/01/08	Aa2	99,165

100	U.S. Bank National Association	6.300%	7/15/08	AA	100,749

100	Wachovia Corporation	6.250%	8/04/08	A+	100,384
300	Total Commercial Banks				300,298
	Commercial Services & Supplies – 0.9%

60	Allied Waste North America	6.500%	11/15/10	BB+	59,100

50	Interface, Inc.	10.375%	2/01/10	B1	54,000
110	Total Commercial Services & Supplies				113,100
	Diversified Telecommunication Services – 1.2%

100	Sprint Capital Corporation, Unsecured Note	6.125%	11/15/08	BBB	100,599

50	U.S. West Communications Inc.	5.625%	11/15/08	BBB–	50,063
150	Total Diversified Telecommunication Services				150,662
	Electric Utilities – 6.0%

100	Cinergy Corporation	6.530%	12/16/08	BBB+	101,320

50	Commonwealth Edison Company, First Mortgage	3.700%	2/01/08	Baa2	49,425

100	Florida Power Corporation	6.810%	7/01/07	A3	100,000

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A–	102,568

100	Ohio Edison Company	4.000%	5/01/08	Baa2	98,792

100	PPL Electric Utilities Corporation	5.875%	8/15/07	A–	100,032

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	98,212

100	Puget Sound Energy Inc.	3.363%	6/01/08	BBB	98,099
750	Total Electric Utilities				748,448
	Energy Equipment & Services – 0.2%

25	Northwest Pipeline Corporation	6.625%	12/01/07	BB+	25,188
	Food Products – 1.6%

100	Campbell Soup Company	5.875%	10/01/08	A	100,504

100	Kellogg Company	2.875%	6/01/08	A3	97,609
200	Total Food Products				198,113

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Gas Utilities – 1.5%

$100	Noram Energy Corporation	6.500%	2/01/08	BBB	$100,542

30	SEMCO Energy	7.125%	5/15/08	Ba2	30,268

50	Southern Natural Gas	6.125%	9/15/08	Baa3	50,453
180	Total Gas Utilities				181,263
	Health Care Equipment & Supplies – 0.8%

100	Baxter International Inc.	7.250%	2/15/08	A	101,077
	Health Care Providers & Services – 1.6%

100	UnitedHealth Group Inc.	3.750%	2/10/09	A	97,417

100	Wellpoint Inc.	3.750%	12/14/07	BBB+	99,227
200	Total Health Care Providers & Services				196,644
	Hotels, Restaurants & Leisure – 1.2%

50	Park Place Entertainment	8.875%	9/15/08	Ba1	51,500

100	Tricon Global Restaurants Inc.	7.650%	5/15/08	BBB	101,614
150	Total Hotels, Restaurants & Leisure				153,114
	Household Durables – 1.6%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	BB	24,125

50	Champion Enterprises, Inc.	7.625%	5/15/09	B1	50,000

50	D.R. Horton, Inc.	7.500%	12/01/07	BBB–	50,309

50	KB Home	7.750%	2/01/10	Ba2	50,000

25	Toll Corporation	8.250%	2/01/11	BB+	25,563
200	Total Household Durables				199,997
	Insurance – 0.8%

100	Prudential Financial Inc.	3.750%	5/01/08	A+	98,645
	IT Services – 0.8%

100	First Data Corporation	3.375%	8/01/08	A	98,812
	Machinery – 1.6%

100	Caterpillar Financial Services Corporation, Series MTNF	3.800%	2/08/08	A	99,041

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	98,928
200	Total Machinery				197,969
	Media – 0.5%

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	50,000

15	Sinclair Broadcasting Group	8.000%	3/15/12	B1	15,450
65	Total Media				65,450
	Metals & Mining – 0.4%

50	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	53,030
	Multiline Retail – 0.8%

100	Federated Department Stores, Inc.	6.625%	9/01/08	BBB	100,684
	Multi-Utilities – 1.6%

100	Duke Energy Corporation	4.200%	10/01/08	A–	98,474

100	MidAmerican Energy Holdings Company	3.500%	5/15/08	BBB+	98,323
200	Total Multi-Utilities				196,797

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value

		Oil, Gas & Consumable Fuels – 1.2%

$50		Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	$53,000

100		Kinder Morgan Energy Partners, L.P.	5.350%	8/15/07	BBB	99,968
150		Total Oil, Gas & Consumable Fuels				152,968
		Paper & Forest Products – 0.1%

35		Tembec Industries, Inc.	7.750%	3/15/12	CCC–	18,506
		Pharmaceuticals – 1.6%

100		Bristol-Myers Squibb Company	4.000%	8/15/08	A+	98,430

100		Wyeth	4.375%	3/01/08	A+	99,225
200		Total Pharmaceuticals				197,655
		Road & Rail – 1.2%

50		Kansas City Southern Railway Company	9.500%	10/01/08	B–	52,000

100		Union Pacific Corporation	6.625%	2/01/08	BBB	100,655
150		Total Road & Rail				152,655
		Trading Companies & Distributors – 0.4%

50		GATX Financial Corporation	5.125%	4/15/10	BBB+	49,397
		U.S. Agency – 11.9%

1,500		Federal Home Loan Mortgage Corporation, Discount Notes	0.000%	8/31/07	Aaa	1,487,150
		Wireless Telecommunication Services – 0.8%

100		Airtouch Communications Inc.	6.650%	5/01/08	A–	100,938
$5,869		Total Corporate Bonds (cost $5,864,984)				5,843,786

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.4%

		U.S. Treasury Bonds/Notes – 37.4%

$700		United States of America Treasury Bonds/Notes	4.875%	1/31/09	AAA	$699,290

770		United States of America Treasury Bonds/Notes	4.250%	10/31/07	AAA	768,617

1,200		United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	1,196,532

1,450		United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	1,405,363

250		United States of America Treasury Bonds/Notes	4.000%	3/15/10	AAA	244,512

400		United States of America Treasury Bonds/Notes	0.000%	8/15/09	AAA	361,368
$4,770		Total U.S. Government and Agency Obligations (cost $4,693,032)				4,675,682

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value
		ASSET-BACKED AND MORTGAGE BACKED SECURITIES – 0.3%

		Autos–Asset-Backed Securities – 0.3%

$38		Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	$38,018
		Home Equity–Asset-Backed Securities – 0.0%

—	*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	195
$38		Total Asset-Backed and Mortgage-Backed Securities (cost $38,364)				38,213

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	SOVEREIGN DEBT – 5.2%

	Turkey – 5.2%

$200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	$150,705

400	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	337,219

200	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	158,476
800	Total Turkey				646,400
$800	Total Sovereign Debt (cost $560,642)				646,400

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 23.3%
$2,914	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/07, repurchase price $2,914,949, collateralized by $2,315,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $2,974,775	4.000%	7/02/07		$2,913,978

	Total Short-Term Investments (cost $2,913,978)				2,913,978

Contracts	Type	Notional Amount (2)	Expiration Date	Strike Price	Value

	Put Options – 0.0%

2,500	Morgan Stanley Currency Option – CAD	$267,500	9/05/07	$1.07	$1,437
	Total Put Options (cost $1,940)	267,500			1,437

	Total Investments (cost $14,072,940) – 113.0%				14,119,496

	Other Assets Less Liabilities – (13.0)%				(1,621,525)

	Net Assets – 100%				$12,497,971

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	250,800	U.S. Dollar	128,266	8/14/07	$(991)
Canadian Dollar	140,000	Norwegian Krone	739,662	6/10/07	(6,001)
Hungarian Forint	22,396,200	U.S. Dollar	121,167	9/14/07	(959)
Japanese Yen	14,100,000	U.S. Dollar	115,415	9/25/07	(380)
Mexican Peso	1,320,000	U.S. Dollar	120,994	9/25/07	(581)
New Turkish Lira	200,000	U.S. Dollar	144,342	7/24/07	(6,722)
New Turkish Lira	200,000	U.S. Dollar	149,633	7/24/07	(1,431)
New Turkish Lira	179,450	U.S. Dollar	130,985	8/20/07	(3,220)
New Turkish Lira	225,000	U.S. Dollar	163,470	9/04/07	(3,900)
New Zealand Dollar	350,000	Japanese Yen	32,307,800	7/31/07	(5,707)
New Zealand Dollar	165,000	U.S. Dollar	126,593	7/19/07	(417)
Norwegian Krone	739,662	U.S. Dollar	122,386	7/10/07	(3,069)
South African Rand	881,040	U.S. Dollar	121,575	9/14/07	(1,880)
Swedish Krona	800,000	U.S. Dollar	114,860	9/14/07	(2,539)
Swiss Franc	147,000	U.S. Dollar	119,510	9/14/07	(1,514)
U.S. Dollar	250,800	Brazilian Real	122,252	8/14/07	7,005
U.S. Dollar	128,682	Canadian Dollar	140,000	6/10/07	2,774
U.S. Dollar	120,416	Swiss Franc	147,000	9/14/07	608
U.S. Dollar	117,504	Hungarian Forint	22,396,200	9/14/07	4,622
U.S. Dollar	115,537	Japanese Yen	14,100,000	9/25/07	259
U.S. Dollar	115,537	Japanese Yen	14,100,000	9/25/07	259
U.S. Dollar	121,056	Mexican Peso	1,320,000	9/25/07	519
U.S. Dollar	122,110	New Zealand Dollar	165,000	7/19/07	4,900
U.S. Dollar	116,717	Swedish Krona	800,000	9/14/07	681
U.S. Dollar	120,619	South African Rand	881,040	9/14/07	2,836
					$(14,848)

Interest Rate Swaps outstanding at June 30, 2007:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America (3)	$7,500,000	NOK	Pay	6-Month NIBOR	5.510%	Annually	2/07/09	$(5,849)
Citigroup Inc. (3)	15,000,000	NOK	Pay	3-Month NIBOR	5.460	Annually	2/09/09	(12,868)
JPMorgan	7,000,000	BRL	Receive	1-Day BZDIORA	10.520	Annually	1/02/09	(1,351)
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370	28-Day	5/13/10	4,427
Merrill Lynch	1,000,000	BRL	Pay	1-Day BZDIORA	11.690	Annually	1/02/17	16,088
Merrill Lynch	400,000	BRL	Receive	1-Day BZDIORA	11.690	Annually	1/02/09	(3,599)
Merrill Lynch	2,600,000	BRL	Pay	1-Day BZDIORA	9.800	Annually	1/02/17	40,949
Merrill Lynch	1,000,000	BRL	Receive	1-Day BZDIORA	10.190	Annually	1/02/12	6,621
Merrill Lynch	225,000	EUR	Receive	6-Month EURIBOR	4.911	Annually	6/22/17	(1,594)
Merrill Lynch (3)	1,250,000	ILS	Pay	3-Month TELBOR	5.510	Annually	6/22/17	(1,767)
Morgan Stanley	400,000	BRL	Receive	1-Day BZDIORA	11.790	Annually	1/02/09	(3,534)
Morgan Stanley	2,000,000	ILS	Pay	3-Month TELBOR	5.160	Annually	4/19/17	(15,055)
Morgan Stanley	350,000	EUR	Receive	6-Month EURIBOR	4.450	Annually	4/19/17	13,818
Morgan Stanley (3)	1,000,000	BRL	Pay	1-Day BZDIORA	11.850	Annually	1/02/17	19,518
Morgan Stanley	1,600,000	BRL	Receive	1-Day BZDIORA	9.920	Annually	1/02/12	16,379
								$72,183

Credit Default Swaps outstanding at June 30, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	BorgWarner Inc.	Buy	$125,000	0.26%	6/20/12	$(133)
Goldman Sachs	Ingersoll-Rand Company	Buy	125,000	0.26	6/20/12	968
Goldman Sachs	Computer Sciences Corporation	Buy	125,000	0.67	6/20/12	263
						$1,098

Futures Contracts outstanding at June 30, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
LIBOR	Long	13	3/09	$1,522,463	$(838)
LIBOR	Short	(13)	3/08	(1,522,463)	462
U.S. 2-Year Treasury Note	Long	21	9/07	4,279,406	(3,922)
U.S. 5-Year Treasury Note	Long	7	9/07	728,547	(4,282)
					$(8,580)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	Forward swap contract with an effective date as show in the following table. Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

Counterparty	Notional Amount		Effective Date
Bank of America	$7,500,000	NOK	2/07/08
Citigroup Inc.	15,000,000	NOK	2/07/08
Merrill Lynch	1,250,000	ILS	6/22/07
Morgan Stanley	1,000,000	BRL	3/20/07

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

EUR	Euro

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2007

ILS	Israeli Shekel

MXN	Mexican Peso

NOK	Norwegian Krone

BZDIORA	Brazil Inter-Bank Deposit Rate Over

EURIBOR	Euro Inter-Bank Offered Rate

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norway Inter-Bank Offered Rate

TELBOR	Tel Aviv Inter-Bank Offered Rate

TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

*	Principal Amount rounds to less than $1,000.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2007, the cost of investments was $14,120,177.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$89,926
Depreciation	(90,607)
Net unrealized appreciation (depreciation) of investments	$(681)

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 28.1%

	Aerospace & Defense – 0.2%

$12	Boeing Capital Corporation	5.800%	1/15/13	A+	$12,192

4	Honeywell International Inc.	7.500%	3/01/10	A	4,206

8	United Technologies Corporation	7.500%	9/15/29	A	9,346
24	Total Aerospace & Defense				25,744
	Beverages – 0.5%

7	Anheuser-Busch Companies, Inc.	5.050%	10/15/16	A	6,572

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,420

50	Constellation Brands Inc.	7.250%	5/15/17	BB–	49,000
64	Total Beverages				62,992
	Building Products – 0.0%

4	Masco Corporation	5.875%	7/15/12	BBB+	3,971
	Capital Markets – 0.1%

1	Merril Lynch & Company	3.700%	4/21/08	AA–	986

10	Morgan Stanley Dean Witter & Company	8.000%	6/15/10	Aa3	10,687
11	Total Capital Markets				11,673
	Chemicals – 0.8%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,512

12	E.I. Du Pont de Nemours and Company	6.875%	10/15/09	A	12,402

30	Equistar Chemicals LP	8.750%	2/15/09	BB–	31,200

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,000

30	MacDermid, Inc.	9.500%	4/15/17	CCC+	30,300

2	Praxair, Inc.	6.375%	4/01/12	A	2,062
105	Total Chemicals				107,476
	Commercial Banks – 0.8%

3	Bank of America Corporation	5.375%	6/15/14	Aa1	2,958

6	Charter One Bank FSB	6.375%	5/15/12	Aa3	6,266

2	HSBC Bank USA	3.875%	9/15/09	AA	1,939

4	Key Bank NA	7.000%	2/01/11	A2	4,191

25	National City Bank	6.200%	12/15/11	A1	25,589

3	National Westminster Bank PLC	7.375%	10/01/09	Aa1	3,119

16	Nationsbank Corporation	7.800%	9/15/16	Aa2	18,117

3	PNC Funding Corporation	7.500%	11/01/09	A2	3,137

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,165

9	U.S. Bank NA Minnesota	6.375%	8/01/11	AA	9,280

14	Wachovia Corporation	5.250%	8/01/14	A+	13,619

7	Wells Fargo & Company	5.375%	2/07/35	AA+	6,381
98	Total Commercial Banks				100,761
	Commercial Services & Supplies – 0.9%

30	Ahern Rentals Inc.	9.250%	8/15/13	B+	30,525

50	Allied Waste Industries, Browning Ferris	9.250%	5/01/21	BB+	53,500

30	Rental Service Corporation, 144A	9.500%	12/01/14	B–	30,750

4	Waste Management, Inc.	7.750%	5/15/32	BBB	4,414
114	Total Commercial Services & Supplies				119,189

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Communications Equipment – 0.1%

$5	Cisco Systems, Inc.	5.500%	2/22/16	A+	$4,887

1	Motorola, Inc.	7.625%	11/15/10	A–	1,055

3	Motorola, Inc.	7.500%	5/15/25	A–	3,164
9	Total Communications Equipment				9,106
	Consumer Finance – 0.3%

3	Household Finance Corporation	7.000%	5/15/12	AA–	3,162

19	MBNA Corporation	6.125%	3/01/13	Aa1	19,388

12	SLM Corporation	5.375%	1/15/13	A2	10,609
34	Total Consumer Finance				33,159
	Containers & Packaging – 1.0%

50	Caraustar Industries	7.375%	6/01/09	B+	47,750

30	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	BB	30,675

50	Rock-Tenn Company	5.625%	3/15/13	Ba3	46,625
130	Total Containers & Packaging				125,050
	Distributors – 0.2%

30	Ryerson Tull Inc.	8.250%	12/15/11	B–	30,300
	Diversified Financial Services – 1.1%

13	CIT Group Inc.	5.500%	11/30/07	A	13,000

5	Citigroup Inc.	6.000%	10/31/33	Aa2	4,830

4	Citigroup Inc.	5.850%	12/11/34	Aa1	3,834

57	General Electric Capital Corporation	8.125%	5/15/12	AAA	63,056

41	Household Financial Corporation	8.000%	7/15/10	AA–	43,819

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	18,998
138	Total Diversified Financial Services				147,537
	Diversified Telecommunication Services – 1.9%

35	AT&T, Inc.	6.800%	5/15/36	A	36,366

21	BellSouth Corporation	6.550%	6/15/34	A	21,031

6	British Telecommunications PLC	9.125%	12/15/30	BBB+	7,875

12	Deutsche Telekom International Finance BV	8.000%	6/15/10	A–	12,799

4	Deutsche Telekom International Finance BV	8.250%	6/15/30	A–	4,808

10	Embarq Corporation	7.995%	6/01/36	BBB–	10,177

18	France Telecom	7.750%	3/01/11	A–	19,246

25	GTE Corporation	7.510%	4/01/09	A	25,813

14	Sprint Capital Corporation	8.375%	3/15/12	BBB	15,266

40	Sprint Capital Corporation	6.900%	5/01/19	BBB	39,676

4	Sprint Capital Corporation	8.750%	3/15/32	BBB	4,505

40	Verizon Communications	6.250%	4/01/37	A	38,696

10	Verizon New York Inc., Series B	7.375%	4/01/32	A	10,548
239	Total Diversified Telecommunication Services				246,806
	Electric Utilities – 1.3%

14	Duke Capital LLC	5.668%	8/15/14	Baa1	13,523

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,429

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Electric Utilities (continued)

$8	National Rural Utilities Cooperative Finance Corporation	5.750%	8/28/09	A	$8,069

11	Pacific Gas and Electric Company	6.050%	3/01/34	BBB+	10,690

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,723

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,130

100	Reliant Energy Inc.	7.875%	6/15/17	B–	97,750

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,742

9	Virginia Electric and Power Company	4.750%	3/01/13	Baa1	8,570
173	Total Electric Utilities				172,626
	Electronic Equipment & Instruments – 0.5%

61	Arrow Electronics, Inc.	6.875%	6/01/18	BBB–	62,261
	Energy Equipment & Services – 0.8%

25	Calfrac Holdings LP, 144A	7.750%	2/15/15	B1	24,063

75	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	75,000

10	Northwest Pipeline Corporation	6.625%	12/01/07	BB+	10,075
110	Total Energy Equipment & Services				109,138
	Food & Staples Retailing – 0.1%

2	Kroger Co.	7.500%	4/01/31	Baa2	2,106

19	Meyer Fred Inc., Kroger Inc.	7.450%	3/01/08	Baa2	19,240
21	Total Food & Staples Retailing				21,346
	Food Products – 0.3%

3	Archer-Daniels-Midland Company	7.000%	2/01/31	A	3,254

2	Kellogg Company	7.450%	4/01/31	A3	2,274

11	Kraft Foods Inc.	6.250%	6/01/12	A–	11,192

16	Nabisco Inc.	7.550%	6/15/15	A	17,493

3	Unilever Capital Corporation	5.900%	11/15/32	A+	2,846
35	Total Food Products				37,059
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	Baa1	1,892
	Health Care Providers & Services – 0.8%

40	Amerisource Bergen Corporation	5.875%	9/15/15	BBB–	38,663

18	Medco Health Solutions, Inc.	7.250%	8/15/13	BBB	18,964

50	UnitedHealth Group Incorporated	5.375%	3/15/16	A	48,246
108	Total Health Care Providers & Services				105,873
	Hotels, Restaurants & Leisure – 0.2%

30	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	31,125
	Household Durables – 0.9%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	BB	24,125

50	Champion Enterprises, Inc.	7.625%	5/15/09	B1	50,000

12	Pulte Homes, Inc.	4.875%	7/15/09	BBB	11,812

25	Toll Corporation	8.250%	2/01/11	BB+	25,563
112	Total Household Durables				111,500

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Household Products – 0.1%

$2	Kimberly-Clark Corporation	5.000%	8/15/13	AA–	$1,922

20	Procter and Gamble Company	4.850%	12/15/15	AA–	19,040
22	Total Household Products				20,962
	Independent Power Producers & Energy Traders – 0.4%

50	Edison Mission Energy, 144A	7.000%	5/15/17	BB–	47,375
	Industrial Conglomerates – 0.1%

7	General Electric Company	5.000%	2/01/13	AAA	6,795
	Insurance – 0.2%

25	Hub International Holdings	9.000%	12/15/14	B3	24,625
	IT Services – 0.4%

50	Unisys Corporation	7.875%	4/01/08	B+	50,063
	Life Sciences Tools & Services – 0.1%

25	Fisher Scientific International	6.125%	7/01/15	BBB	24,586
	Machinery – 0.4%

5	Caterpillar Inc.	7.300%	5/01/31	A	5,676

15	Deere & Company	6.950%	4/25/14	A	16,101

25	Mueller Water Products, Inc., 144A	7.375%	6/01/17	B	24,915
45	Total Machinery				46,692
	Media – 2.7%

50	Comcast Corporation	6.450%	3/15/37	BBB+	48,342

18	Cox Communications, Inc.	7.750%	11/01/10	BBB–	19,157

30	Dex Media East LLC	9.875%	11/15/09	B1	31,163

13	Insight Midwest L.P	9.750%	10/01/09	B	13,130

40	News America, Inc., 144A	6.150%	3/01/37	BBB	36,993

65	Primedia Inc., Senior Notes	8.875%	5/15/11	B	67,113

15	Sinclair Broadcasting Group	8.000%	3/15/12	B1	15,450

22	TCI Communications, Inc.	8.750%	8/01/15	BBB+	25,479

11	Time Warner Inc.	9.125%	1/15/13	BBB+	12,650

14	Time Warner Inc.	9.150%	2/01/23	BBB+	16,964

35	Time Warner Inc.	6.550%	5/01/37	BBB+	33,936

35	Viacom Inc., Senior Debentures	6.875%	4/30/36	BBB	33,918

2	Walt Disney Company	7.000%	3/01/32	A2	2,229
350	Total Media				356,524
	Metals & Mining – 2.1%

8	Alcan Inc.	7.250%	3/15/31	BBB+	8,493

25	California Steel Industries Inc.	6.125%	3/15/14	BB–	23,375

30	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	29,925

30	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	32,100

30	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	31,818

30	Metals USA Holdings Corporation, 144A (PIK)	11.390%	1/15/12	Caa1	30,150

30	Noranda Aluminum Acquistion Corporation	9.367%	5/15/15	B3	29,100

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,950

60	United States Steel Corporation	6.050%	6/01/17	Baa3	58,620
273	Total Metals & Mining				272,531

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Multiline Retail – 1.1%

$4	Federated Department Stores, Inc.	6.625%	4/01/11	BBB	$4,071

8	Federated Department Stores, Inc.	6.900%	4/01/29	BBB	7,648

30	J.C. Penney Corporation Inc.	7.125%	11/15/23	BBB–	32,326

13	Target Corporation	7.500%	8/15/10	A+	13,776

65	Target Corporation	5.375%	5/01/17	A+	62,314

17	Wal-Mart Stores, Inc.	6.875%	8/10/09	AA	17,540

2	Wal-Mart Stores, Inc.	7.550%	2/15/30	AA	2,330
139	Total Multiline Retail				140,005
	Multi-Utilities – 0.4%

50	Dynegy Holdings Inc.	7.750%	6/01/19	B2	46,750
	Oil, Gas & Consumable Fuels – 2.5%

10	Amerada Hess Corporation	7.125%	3/15/33	BBB–	10,548

40	Apache Corporation	6.000%	1/15/37	A–	38,271

5	Burlington Resources Finance Company	7.200%	8/15/31	A2	5,631

10	Devon Energy Corporation	7.950%	4/15/32	BBB	11,724

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB+	10,627

21	Enterprise Products Operating L.P.	4.625%	10/15/09	BBB–	20,579

3	Halliburton Company	5.500%	10/15/10	A2	2,999

10	Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	BBB	10,474

10	Occidental Petroleum Corporation	6.750%	1/15/12	A–	10,530

10	PC Financial Partnership	5.000%	11/15/14	BBB	9,453

11	Phillips Petroleum Company	8.750%	5/25/10	A1	11,983

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	51,595

10	Tosco Corporation	8.125%	2/15/30	A1	12,260

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,953

100	W&T Offshore, Inc.	8.250%	6/15/14	B–	99,250

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,232
320	Total Oil, Gas & Consumable Fuels				327,109
	Paper & Forest Products – 1.0%

50	Buckeye Technologies Inc.	8.000%	10/15/10	B	50,250

30	Mercer International Inc.	9.250%	2/15/13	B	29,438

30	Pope & Talbot Inc.	8.375%	6/01/13	CCC–	23,850

35	Tembec Industries, Inc.	7.750%	3/15/12	CCC–	18,506

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,486
153	Total Paper & Forest Products				130,530
	Pharmaceuticals – 0.1%

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,226

20	Wyeth	5.500%	3/15/13	A+	19,815
23	Total Pharmaceuticals				23,041
	Real Estate – 0.1%

19	Simon Property Group, L.P.	6.375%	11/15/07	A–	19,055
	Real Estate Management & Development – 0.1%

12	ERP Operating LP	6.625%	3/15/12	A–	12,469

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Road & Rail – 2.0%

$18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	$18,734

13	Canadian National Railway Company	6.250%	8/01/34	A–	12,935

60	CSX Corporation	5.600%	5/01/17	BBB–	58,123

50	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	B	49,750

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	18,756

50	Saint Acquistion Corporation, 144A	12.500%	5/15/17	B	47,500

60	Union Pacific Corporation	5.650%	5/01/17	BBB	58,429
268	Total Road & Rail				264,227
	Software – 0.1%

14	Computer Associates International, Inc.	4.750%	12/01/09	Ba1	13,733
	Specialty Retail – 0.4%

50	Claires Stores, Inc., 144A	10.500%	6/01/17	CCC+	45,875

1	Home Depot, Inc.	3.750%	9/15/09	Aa3	964

1	Lowes Companies, Inc.	6.500%	3/15/29	A+	1,005
52	Total Specialty Retail				47,844
	Tobacco – 0.0%

2	Philip Morris Companies, Inc.	7.750%	1/15/27	Baa1	2,345
	Trading Companies & Distributors – 0.4%

50	Neff Corporation, 144A	10.000%	6/01/15	B–	50,125
	Wireless Telecommunication Services – 0.6%

8	American Cellular Corporation Escrow Corporation	10.000%	8/01/11	B3	8,420

22	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	24,214

25	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB–	25,301

10	Telefonica Europe BV	7.750%	9/15/10	BBB+	10,608

4	Vodafone Group PLC	7.875%	2/15/30	A–	4,488
69	Total Wireless Telecommunication Services				73,031
$3,670	Total Corporate Bonds (cost $3,774,502)				3,677,001

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.5%

	U.S. Treasury Bonds/Notes – 14.5%

$400	United States of America Treasury Bonds/Notes	3.375%	2/15/08	AAA	$396,094

1,500	United States of America Treasury Bonds/Notes	0.000%	11/15/08	AAA	1,403,597

260	United States of America Treasury Bonds/Notes	0.000%	2/15/25	AAA	103,264
$2,160	Total U.S. Government and Agency Obligations (cost $1,903,964)				1,902,955

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 53.8%

	Autos–Asset-Backed Securities – 0.3%

$38	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	$38,018

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value

		Cards–Asset-Backed Securities – 2.7%

$93		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Aaa	$92,040

100		Bank One Issuance Trust 03-A3 A3	5.430%	12/15/10	AAA	100,165

160		Chase Issuance Trust 05-A3 A	5.340%	10/17/11	AAA	160,175
353		Total Cards				352,380
		Home Equity–Asset-Backed Securities – 0.0%

—	*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	195
		Residentials–Mortgage-Backed Securities – 50.8%

136		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.959%	1/01/37	AAA	136,852

61		Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	58,637

763		Federal National Mortgage Association Pool 735060	6.000%	11/01/34	AAA	757,678

361		Federal National Mortgage Association Pool 735606	4.443%	5/01/35	AAA	354,836

375		Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	362,727

357		Federal National Mortgage Association Pool 847681	6.259%	12/01/36	AAA	360,505

381		Federal National Mortgage Association Pool 905597	6.089%	12/01/36	AAA	382,310

1,000		Federal National Mortgage Association Pool (MDR)(TBA)(WI/DD)	6.000%	TBA	AAA	989,219

1,750		Federal National Mortgage Association Pool (MDR)(TBA)(WI/DD)	5.500%	TBA	AAA	1,687,929

1,670		Federal National Mortgage Association Pool (MDR)(TBA)(WI/DD)	5.000%	TBA	AAA	1,564,842
6,854		Total Residentials				6,655,535
$7,245		Total Asset-Backed and Mortgage-Backed Securities (cost $7,138,513)				7,046,128

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value
		CAPITAL PREFERRED SECURITIES – 0.1%

		Capital Markets – 0.1%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$8,329
$8		Total Capital Preferred Securities (cost $8,647)				8,329

Principal Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value
		SOVEREIGN DEBT – 8.5%

		Colombia – 0.2%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$11,235
		Hungary – 0.4%

60		Republic of Hungary	4.750%	2/03/15	A2	56,494
		Israel – 0.5%

65		State of Israel	5.500%	11/09/16	A2	63,420
		Malaysia – 0.8%

100		Republic of Malaysia	7.500%	7/15/11	A–	107,006
		Mexico – 0.5%

65		United Mexican States	6.625%	3/03/15	Baa1	68,478
		Poland – 0.5%

60		Republic of Poland	5.000%	10/19/15	A2	57,669

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	South Korea – 0.7%

$100	Republic of Korea	5.125%	12/07/16	A	$96,059
	Turkey – 4.9%

200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	150,705

400	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	337,219

200	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	158,472
800	Total Turkey				646,396
$1,260	Total Sovereign Debt (cost $1,027,333)				1,106,757

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 25.3%
$3,313	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/07, repurchase price $3,314,114, collateralized by $2,755,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $3,381,763	4.000%	7/02/07		$3,313,010

	Total Short-Term Investments (cost $3,313,010)				3,313,010

Contracts	Type	Notional Amount (2)	Expiration Date	Strike Price	Value
	Put Options – 0.0%

2,500	Morgan Stanley Currency Option – CAD	$267,500	9/05/07	$1.07	$1,437
	Total Put Options (cost $1,940)	267,500			1,437

	Total Investments (cost $17,167,909) – 130.3%				17,055,617

	Other Assets Less Liabilities – (30.3)%				(3,970,148)

	Net Assets – 100%				$13,085,469

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	250,800	U.S. Dollar	128,266	8/14/07	$(991)
Canadian Dollar	140,000	Norwegian Krone	739,662	7/10/07	(6,001)
Hungarian Forint	22,396,200	U.S. Dollar	121,167	9/14/07	(959)
Japanese Yen	14,100,000	U.S. Dollar	115,415	9/25/07	(380)
Mexican Peso	1,320,000	U.S. Dollar	120,994	9/25/07	(581)
New Turkish Lira	200,000	U.S. Dollar	114,342	7/24/07	(6,722)
New Turkish Lira	200,000	U.S. Dollar	149,633	7/24/07	(1,431)
New Turkish Lira	179,450	U.S. Dollar	130,985	8/20/07	(3,220)
New Turkish Lira	225,000	U.S. Dollar	163,470	9/04/07	(3,900)
New Zealand Dollar	350,000	Japanese Yen	32,307,800	9/14/07	(5,707)
New Zealand Dollar	165,000	U.S. Dollar	126,593	7/19/07	(417)
Norwegian Krone	739,662	U.S. Dollar	122,386	7/10/07	(3,070)
South African Rand	881,040	U.S. Dollar	121,575	9/14/07	(1,880)
Swedish Krona	800,000	U.S. Dollar	114,860	9/14/07	(2,539)
Swiss Franc	147,000	U.S. Dollar	120,416	9/14/07	(1,514)
U.S. Dollar	250,800	Brazilian Real	122,252	8/14/07	7,005
U.S. Dollar	128,682	Canadian Dollar	140,000	7/10/07	2,774
U.S. Dollar	120,416	Swiss Franc	147,000	9/14/07	608
U.S. Dollar	117,504	Hungarian Forint	22,396,200	9/14/07	4,622
U.S. Dollar	115,415	Japanese Yen	14,100,000	9/25/07	259
U.S. Dollar	121,056	Mexican Peso	1,320,000	9/25/07	519
U.S. Dollar	122,110	New Zealand Dollar	165,000	7/19/07	4,900
U.S. Dollar	116,717	Swedish Krona	800,000	9/14/07	682
U.S. Dollar	120,619	South African Rand	881,040	9/14/07	2,836
					$(15,107)

Interest Rate Swaps outstanding at June 30, 2007:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America (3)	$7,500,000	NOK	Pay	6-Month NIBOR	5.510%	Annually	2/07/09	$(5,849)
Citigroup Inc. (3)	15,000,000	NOK	Pay	3-Month NIBOR	5.460	Annually	2/09/09	(12,868)
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370	28-Day	5/13/10	4,427
Merrill Lynch	7,000,000	BRL	Receive	1-Day BZDIORA	10.520	Annually	1/02/09	(1,351)
Merrill Lynch	1,000,000	BRL	Pay	1-Day BZDIORA	11.690	Annually	1/02/17	16,088
Merrill Lynch	400,000	BRL	Receive	1-Day BZDIORA	11.690	Annually	1/02/09	(2,680)
Merrill Lynch	2,600,000	BRL	Pay	1-Day BZDIORA	9.800	Annually	1/02/17	40,949
Merrill Lynch	1,000,000	BRL	Receive	1-Day BZDIORA	10.190	Annually	1/02/12	6,621
Merrill Lynch	225,000	EUR	Receive	6-Month EURIBOR	4.911	Annually	6/22/17	(1,594)
Merrill Lynch (3)	1,250,000	ILS	Pay	3-Month TELBOR	5.510	Annually	6/22/17	(1,767)
Morgan Stanley	400,000	BRL	Receive	1-Day BZDIORA	11.790	Annually	1/02/09	(3,534)
Morgan Stanley	2,000,000	ILS	Pay	3-Month TELBOR	5.160	Annually	4/19/17	(15,055)
Morgan Stanley	350,000	EUR	Receive	6-Month EURIBOR	4.450	Annually	4/19/17	13,818
Morgan Stanley (3)	1,000,000	BRL	Pay	1-Day BZDIORA	11.850	Annually	1/02/17	19,518
Morgan Stanley	1,600,000	BRL	Receive	1-Day BZDIORA	9.920	Annually	1/02/12	16,380
								$73,103

Credit Default Swaps outstanding at June 30, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	BorgWarner Inc.	Buy	$125,000	0.26%	6/20/12	$(133)
Goldman Sachs	Ingersoll-Rand Company	Buy	125,000	0.26	6/20/12	968
Goldman Sachs	Computer Sciences Corporation	Buy	125,000	0.67	6/20/12	263
						$1,098

Futures Contracts outstanding at June 30, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
LIBOR	Long	13	3/09	$1,522,463	$(838)
LIBOR	Short	(13)	3/08	(1,522,463)	462
U.S. 5-Year Treasury Note	Long	23	9/07	2,393,797	(10,673)
U.S. 10-Year Treasury Note	Short	(6)	9/07	(634,219)	(2,706)
					$(13,755)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	Forward swap contract with an effective date as show in the following table. Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

Counterparty	Notional Amount		Effective Date
Bank of America	$7,500,000	NOK	2/07/08
Citigroup Inc.	15,000,000	NOK	2/07/08
Merrill Lynch	1,250,000	ILS	6/22/07
Morgan Stanley	1,000,000	BRL	3/20/07

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

PIK	In lieu of cash payment, interest accrued on “Payment in kind” investment increases principal outstanding.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

EUR	Euro

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

June 30, 2007

ILS	Israeli Shekel

MXN	Mexican Peso

NOK	Norwegian Krone

BZDIORA	Brazil Interbank Deposit Rate Over

EURIBOR	Euro Inter-Bank Offered Rate

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norway Interbank Offered Rate

TELBOR	Tel Aviv Inter-Bank Offered Rate

TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

*	Principal Amount rounds to less than $1,000.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2007, the cost of investments was $17,226,762.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$102,830
Depreciation	(273,975)
Net unrealized appreciation (depreciation) of investments	$(171,145)

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 89.4%

	Aerospace & Defense – 0.8%

$125	Bombardier Inc., 144A	6.750%	5/01/12	BB	$123,750

91	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	97,256
216	Total Aerospace & Defense				221,006
	Automobiles – 1.4%

400	Ford Motor Credit Company	4.950%	1/15/08	B1	397,056
	Beverages – 0.7%

200	Constellation Brands Inc.	7.250%	5/15/17	BB–	196,000
	Biotechnology – 1.0%

250	Angiotech Pharmaceuticals, Inc., 144A	9.110%	12/01/13	B+	258,750
	Chemicals – 7.3%

57	Equistar Chemicals LP/Equistar Funding Corporation	10.625%	5/01/11	BB–	60,278

420	Equistar Chemicals LP	8.750%	2/15/09	BB–	436,800

950	Lyondell Chemical Company	10.875%	5/01/09	B	950,000

220	MacDermid, Inc.	9.500%	4/15/17	CCC+	222,200

100	Methanex Corporation	8.750%	8/15/12	BBB–	110,500

200	NOVA Chemicals Corporation	8.484%	11/15/13	Ba3	201,000

26	PolyOne Corporation	10.625%	5/15/10	B+	27,365
1,973	Total Chemicals				2,008,143
	Commercial Services & Supplies – 3.7%

100	Ahern Rentals Inc.	9.250%	8/15/13	B+	101,750

400	Allied Waste Industries, Browning Ferris	9.250%	5/01/21	BB+	428,000

65	Interface, Inc.	7.300%	4/01/08	B1	66,138

200	Interface, Inc.	10.375%	2/01/10	B1	216,000

70	Quebecor World Capital Corporation, 144A	8.750%	3/15/16	B+	69,300

130	Rental Service Corporation, 144A	9.500%	12/01/14	B–	133,250
965	Total Commercial Services & Supplies				1,014,438
	Construction Materials – 0.2%

40	Texas Industries Inc.	7.250%	7/15/13	BB–	40,300
	Consumer Finance – 2.1%

85	Ford Motor Credit Company	5.625%	10/01/08	B1	83,926

500	GMAC LLC	6.125%	1/22/08	BB+	499,996
585	Total Consumer Finance				583,922
	Containers & Packaging – 3.2%

200	Caraustar Industries	7.375%	6/01/09	B+	191,000

441	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	BB	450,923

250	Rock-Tenn Company	5.625%	3/15/13	Ba3	233,125
891	Total Containers & Packaging				875,048
	Distributors – 0.6%

155	Ryerson Tull Inc.	8.250%	12/15/11	B–	156,550
	Diversified Consumer Services – 1.3%

100	Carriage Services Inc.	7.875%	1/15/15	B1	101,750

250	Hawker Beechcraft Acquistion Company, 144A	9.750%	4/01/17	B–	261,875
350	Total Diversified Consumer Services				363,625

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Diversified Telecommunication Services – 1.4%

$50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	$50,750

100	Citizens Communications Company	9.000%	8/15/31	BB+	103,500

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	42,000

100	Intelsat Limited	5.250%	11/01/08	B	99,000

85	Level 3 Financing, Inc.	9.250%	11/01/14	B3	86,275
375	Total Diversified Telecommunication Services				381,525
	Electric Utilities – 2.3%

650	Reliant Energy Inc.	7.875%	6/15/17	B–	635,375
	Electrical Equipment – 0.1%

29	UCAR Finance Inc.	10.250%	2/15/12	B	30,523
	Energy Equipment & Services – 4.1%

250	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	250,938

225	Calfrac Holdings LP, 144A	7.750%	2/15/15	B1	216,563

200	Complete Production Services Inc., 144A	8.000%	12/15/16	B	203,000

250	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	250,000

100	Seitel Acquisition Corporation	9.750%	2/15/14	B–	99,500

90	Targa Resources Inc., Series 144A	8.500%	11/01/13	B–	91,800
1,115	Total Energy Equipment & Services				1,111,801
	Health Care Providers & Services – 6.4%

500	Community Health Systems, Inc., WI/DD	8.875%	7/15/15	B3	509,375

250	HCA The Healthcare Corporation Inc., 144A	6.500%	2/15/16	B–	212,813

250	HCA The Healthcare Corporation Inc., 144A	9.250%	11/15/16	BB–	265,938

500	HealthSouth Corporation	11.409%	6/15/14	CCC+	542,500

250	Select Medical Corporation	11.064%	9/15/15	CCC+	234,375
1,750	Total Health Care Providers & Services				1,765,001
	Hotels, Restaurants & Leisure – 2.3%

100	MGM Mirage Inc.	6.625%	7/15/15	BB	91,375

270	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	280,125

250	Wheeling Island Gaming Inc.	10.125%	12/15/09	B	254,375
620	Total Hotels, Restaurants & Leisure				625,875
	Household Durables – 3.4%

140	Beazer Homes USA, Inc.	8.625%	5/15/11	BB	135,100

400	Champion Enterprises, Inc.	7.625%	5/15/09	B1	400,000

250	KB Home	7.750%	2/01/10	Ba2	250,000

100	Technical Olympic USA Inc.	7.500%	1/15/15	CCC+	69,500

90	Toll Corporation	8.250%	2/01/11	BB+	92,025
980	Total Household Durables				946,625
	Independent Power Producers & Energy Traders – 1.3%

300	Edison Mission Energy, 144A	7.000%	5/15/17	BB–	284,250

85	NRG Energy Inc.	7.375%	2/01/16	B1	85,425
385	Total Independent Power Producers & Energy Traders				369,675

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Insurance – 0.8%

$225	Hub International Holdings	9.000%	12/15/14	B3	$221,625
	IT Services – 0.7%

200	Unisys Corporation	7.875%	4/01/08	B+	200,250
	Machinery – 1.8%

150	Case New Holland Inc., Series WI	9.250%	8/01/11	BA3	157,980

100	Columbus McKinnon Corporation	8.875%	11/01/13	B2	106,250

225	Mueller Water Products, Inc., 144A	7.375%	6/01/17	B	224,237
475	Total Machinery				488,467
	Media – 11.4%

100	CMP Susquehanna Corporation, 144A	9.875%	5/15/14	B3	100,500

326	Dex Media East LLC	9.875%	11/15/09	B1	338,633

15	Dex Media East LLC	12.125%	11/15/12	B	16,181

90	Dex Media Inc.	0.000%	11/15/13	B	85,163

62	Insight Midwest L.P	9.750%	10/01/09	B	62,620

600	Mediacom LLC	9.500%	1/15/13	B	615,000

50	Paxson Communications Corporation, 144A	11.624%	1/15/13	Caa2	51,875

300	Primedia Inc., Floating Rate Note, 5.375% plus three-month LIBOR, 144A	10.730%	5/15/10	B	310,125

620	Primedia Inc., Senior Notes	8.875%	5/15/11	B	640,150

200	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B	213,750

500	Radio One, Inc.	8.875%	7/01/11	B1	514,375

190	Sinclair Broadcasting Group	8.000%	3/15/12	B1	195,700
3,053	Total Media				3,144,072
	Metals & Mining – 7.8%

250	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	Caa1	250,000

220	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	219,450

220	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	235,400

420	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	445,451

340	Metals USA Holdings Corporation, 144A (PIK)	11.390%	1/15/12	Caa1	341,700

100	Nalco Finance Holdings Inc.	0.000%	2/01/14	B–	91,500

220	Noranda Aluminum Acquistion Corporation	9.367%	5/15/15	B3	213,400

250	PNA Intermediate Holding Corporation	12.360%	2/15/13	B–	253,750

100	Russel Metals Inc.	6.375%	3/01/14	BB	96,500
2,120	Total Metals & Mining				2,147,151
	Multi-Utilities – 2.8%

250	Aquila, Inc.	14.875%	7/01/12	Ba3	320,000

200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B–	203,500

250	Dynegy Holdings Inc.	7.750%	6/01/19	B2	233,750
700	Total Multi-Utilities				757,250
	Oil, Gas & Consumable Fuels – 6.7%

150	Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	159,000

75	Compton Petroleum Finance Corporation	7.625%	12/01/13	B	74,438

250	Energy Partners Limited, 144A	9.750%	4/15/14	B–	249,375

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Oil, Gas & Consumable Fuels (continued)

$100	Mariner Energy Corporation	8.000%	5/15/17	B–	$99,750

240	Markwest Energy Partners LP, Series B	8.500%	7/15/16	B	245,400

250	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	247,500

250	Plains Exploration and Production	7.750%	6/15/15	BB–	250,000

110	Sabine Pass LNG LP., 144A	7.500%	11/30/16	BB	109,725

400	W&T Offshore, Inc.	8.250%	6/15/14	B–	397,000
1,825	Total Oil, Gas & Consumable Fuels				1,832,188
	Paper & Forest Products – 3.4%

250	Buckeye Technologies Inc.	8.000%	10/15/10	B	251,250

220	Mercer International Inc.	9.250%	2/15/13	B	215,875

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	173,250

130	Pope & Talbot Inc.	8.375%	6/01/13	CCC–	103,350

180	Tembec Industries, Inc.	7.750%	3/15/12	CCC–	95,175

100	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B+	103,750
1,080	Total Paper & Forest Products				942,650
	Road & Rail – 1.4%

200	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	B	199,000

200	Saint Acquistion Corporation, 144A	12.500%	5/15/17	B	190,000
400	Total Road & Rail				389,000
	Semiconductors & Equipment – 1.7%

500	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	B	472,500
	Specialty Retail – 3.0%

400	Brookstone Company Inc.	12.000%	10/15/12	B	412,000

450	Claires Stores, Inc., 144A	10.500%	6/01/17	CCC+	412,875
850	Total Specialty Retail				824,875
	Textiles, Apparel & Luxury Goods – 1.1%

250	HanesBrands Inc., Loan	8.780%	12/15/14	B2	255,000

50	Levi Strauss & Company	12.250%	12/15/12	B	54,375
300	Total Textiles, Apparel & Luxury Goods				309,375
	Trading Companies & Distributors – 1.1%

100	H&E Equipment Limited, 144A	8.375%	7/15/16	B+	105,500

200	Neff Corporation, 144A	10.000%	6/01/15	B–	200,500
300	Total Trading Companies & Distributors				306,000
	Wireless Telecommunication Services – 2.1%

41	American Cellular Corporation Escrow Corporation	10.000%	8/01/11	B3	43,153

250	Dobson Cellular Systems, Inc.	9.875%	11/01/12	B1	270,625

250	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.606%	10/15/12	Caa1	256,244
541	Total Wireless Telecommunication Services				570,022
$24,498	Total Corporate Bonds (cost $24,798,017)				24,586,663

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 17.5%

$4,814	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/07, repurchase price $4,815,999, collateralized by $4,005,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $4,916,138	4.000%	7/02/07	$4,814,394

	Total Short-Term Investments (cost $4,814,394)			4,814,394

	Total Investments (cost $29,612,411) – 106.9%			29,401,057

	Other Assets Less Liabilities – (6.9)%			(1,913,698)

	Net Assets – 100%			$27,487,359

Credit Default Swaps outstanding at June 30, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	BorgWarner Inc.	Buy	$250,000	0.26%	6/20/12	$(265)
Goldman Sachs	Ingersoll-Rand Company	Buy	250,000	0.26	6/20/12	1,934
Goldman Sachs	Computer Sciences Corporation	Buy	250,000	0.67	6/20/12	526
						$2,195

Total Return Swap outstanding at June 30, 2007:

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns International, Ltd.	Lehman Brothers U.S. High Yield Index	1-month USD-LIBOR less 35 basis points	12/01/07	$5,000,000	$(111,803)

Futures Contracts outstanding at June 30, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation (U.S. Dollars)
U.S. 5-Year Treasury Note	Long	25	9/07	$2,601,953	$(466)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

PIK	In lieu of cash payment, interest archived on “Payment in Kind” investment increases principal outstanding.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2007, the cost of investments was $29,667,178.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$114,176
Depreciation	(380,297)
Net unrealized appreciation (depreciation) of investments	$(266,121)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2007